Condensed Consolidated Statements of Cash Flows - USD ($)	6 Months Ended		12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Jun. 30, 2018	Jun. 30, 2017
CASH FLOWS FROM OPERATING ACTIVITIES:
Net loss	$ (3,574,974)	$ (4,125,722)	$ (7,039,155)	$ (7,867,500)
Adjustments to Reconcile Net Loss to Net Cash Used in Operating Activities:
Issuance and amortization of common stock for services	69,000	40,419	130,000	670,037
Issuance of convertible promissory notes for services		310,000	310,000	500,000
Warrant modification expense				23,495
(Gain) loss on settlements, net	(14,289)	(36,814)	18,585	195,650
Foreign currency transaction loss (gain)	613,912	9,152	694,614	(144,605)
Depreciation expense	1,068	1,128	2,225	2,166
Amortization of debt discounts	303,813	400,284	853,459	1,969,514
Change in fair value of derivative liabilities	1,931,646	229,771	7,612	(820,153)
Gain on extinguishment of debt	(1,165,516)	83,727	(251,392)
Stock option expense		329,761	516,148	1,686,444
Reduction of put premium due to payment of debt			(80,769)
Accretion of put premium	699,230	876,462	1,784,231	1,109,167
Changes in Assets and Liabilities:
GST receivable	(2,757)	3,862	1,636	21,951
Prepaid expenses and other assets	(53,104)	4,897	(29,842)	(4,739)
Prepaid expenses and other assets - related parties				2,263
Accounts payable	(26,388)	952,931	732,794	147,951
Employee benefit liability	177,232	12,160	28,052	23,538
Payment for security deposit				1,660
Accrued expenses	(51,533)	(265,568)	(70,537)	331,660
Accrued interest	107,643	102,224	214,694	100,865
NET CASH USED IN OPERATING ACTIVITIES	(1,056,786)	(1,071,326)	(2,177,645)	(2,050,636)
CASH FLOWS FROM INVESTING ACTIVITIES:
Purchase of equipment	(1,662)
NET CASH USED IN INVESTING ACTIVITIES	(1,662)
CASH FLOWS FROM FINANCING ACTIVITIES:
Loan repayments			(2,326)
Proceeds from convertible promissory notes	1,054,089	1,274,000	2,890,080	1,634,500
Repayments of convertible promissory notes	(219,000)		(490,181)
Proceeds from note payable				20,000
Repayment of note payable				(20,000)
Repayment of related party loans			(1,085)
Proceeds from the issuance of common stock	405,773
Fees associated with offering costs	(15,000)
Proceeds from the exercise of warrants	30			464,286
NET CASH PROVIDED BY FINANCING ACTIVITIES	1,225,892	1,274,000	2,396,488	2,098,786
Effect of exchange rate changes on cash	(62,827)	(159,221)	(267,965)	(100,177)
NET INCREASE IN CASH	104,617	43,453	(49,122)	(52,027)
CASH AT BEGINNING OF PERIOD	19,921	69,043	69,043	121,070
CASH AT END OF PERIOD	124,538	112,496	19,921	69,043
Supplemental Disclosure of Cash Flow Information
Interest	8,585		16,899	537
Income Tax
Supplemental Disclosure of Non-Cash Investing and Financing Activities
Treasury stock re-purchased for reversal of debt conversion				46,477
Cancellation of shares for convertible note payable				112,500
Reduction of put premium related to conversions of convertible notes	1,308,393	337,437	948,129	266,287
Conversion of convertible notes and accrued interest to common stock	2,508,417	1,377,928	2,770,187	1,406,736
Proceeds receivable from the issuance of common stock	168,787
Deferred financing costs associated with equity purchase agreement	298,923
Discounts related to warrants issued with convertible debenture				910,178
Discounts related to derivative liability	$ 50,000	$ 310,000	543,744	650,000
Settlement of accounts payable for shares of common stock				$ 50,000